Taxes (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 4,577	$ 5,154
Expenses of interest on capital	1,361	1,511
Proceeding related to income tax paid abroad	461	512
Goodwill amortization	813	796
Payments to Renova Foundation	617	703
Other	347	468
Total UTPs not recorded on statement of financial position	8,176	9,144
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	165	183
Total UTPs recorded on statement of financial position	165	183
Assessed [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	1,967	2,144
Expenses of interest on capital	1,361	1,511
Proceeding related to income tax paid abroad	461	512
Goodwill amortization	696	606
Payments to Renova Foundation	150	167
Other	347	468
Total UTPs not recorded on statement of financial position	4,982	5,408
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	165	183
Total UTPs recorded on statement of financial position	165	183
Potential [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	2,610	3,010
Expenses of interest on capital
Proceeding related to income tax paid abroad
Goodwill amortization	117	190
Payments to Renova Foundation	467	536
Other
Total UTPs not recorded on statement of financial position	3,194	3,736
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil
Total UTPs recorded on statement of financial position